Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Government Of Panama [Member]
Related Party Transaction [Line Items]
Electricity Sales To Government	$ 144	$ 146	$ 143
Electricity Purchases Excluding Transmission Charges	65	21	25
Due To Related Parties	1	4
Receivable From Government	19	12
Government Of Dominican Republic [Member]
Related Party Transaction [Line Items]
Electricity Sales To Government	227	179	204
Receivable From Government	$ 100	$ 88
Mong Duong [Member]
Related Party Transaction [Line Items]
Equity interest sold	19.00%